Disclosure of detailed information about price risk (Details) - Commodity price risk [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Effect of 10% change in metal prices	$ 1,103
Metals subject to provisional price adjustments [Member]
Statement [Line Items]
Effect of 10% change in metal prices	921
Metals in dore and concentrates inventory [Member]
Statement [Line Items]
Effect of 10% change in metal prices	182
Silver [Member]
Statement [Line Items]
Effect of 10% change in metal prices	370
Silver [Member] | Metals subject to provisional price adjustments [Member]
Statement [Line Items]
Effect of 10% change in metal prices	310
Silver [Member] | Metals in dore and concentrates inventory [Member]
Statement [Line Items]
Effect of 10% change in metal prices	60
Gold [Member]
Statement [Line Items]
Effect of 10% change in metal prices	175
Gold [Member] | Metals subject to provisional price adjustments [Member]
Statement [Line Items]
Effect of 10% change in metal prices	84
Gold [Member] | Metals in dore and concentrates inventory [Member]
Statement [Line Items]
Effect of 10% change in metal prices	91
Lead [Member]
Statement [Line Items]
Effect of 10% change in metal prices	476
Lead [Member] | Metals subject to provisional price adjustments [Member]
Statement [Line Items]
Effect of 10% change in metal prices	454
Lead [Member] | Metals in dore and concentrates inventory [Member]
Statement [Line Items]
Effect of 10% change in metal prices	22
Zinc [Member]
Statement [Line Items]
Effect of 10% change in metal prices	82
Zinc [Member] | Metals subject to provisional price adjustments [Member]
Statement [Line Items]
Effect of 10% change in metal prices	73
Zinc [Member] | Metals in dore and concentrates inventory [Member]
Statement [Line Items]
Effect of 10% change in metal prices	$ 9